Financing Narrative (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 15, 2016	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 20, 2016 USD ($)	Jun. 16, 2016 USD ($)
Debt Instrument [Line Items]
Debt discounts, premiums and issuance costs			$ 19,300,000	$ 20,100,000
Long-term borrowings, carrying value			3,262,700,000	3,358,000,000	$ 0
Debt proceeds, net of issuance costs				3,000,000,000
Cash dividend paid to Former Parent				3,000,000,000	$ 0	$ 0
Interest Paid				44,000,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value				374,800,000
Commercial Paper [Member] | US Dollar-Denominated Commercial Paper [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value			$ 118,500,000	$ 347,900,000
Debt Instrument, Term			7 days	9 days
Short-term maturity period (maximum)				397 days
Short-term Debt, Weighted Average Interest Rate			1.29%	1.08%
Commercial Paper [Member] | Euro Denominated Commercial Paper [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value			$ 160,300,000	$ 26,800,000
Debt Instrument, Term			37 days	35 days
Short-term maturity period (maximum)				183 days
Short-term Debt, Weighted Average Interest Rate			(0.04%)	(0.06%)
Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principle amount		$ 2,500,000,000
Senior Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Percent of principle owed in change of control				101.00%
Senior Notes [Member] | 1.80% Senior Unsecured Notes due 2019 [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value			$ 298,400,000	$ 298,300,000
Interest rate			1.80%				1.80%
Aggregate principle amount							$ 300,000,000
Percentage issued							99.893%
Senior Notes [Member] | 2.35% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value			$ 745,100,000	744,800,000
Interest rate			2.35%				2.35%
Aggregate principle amount							$ 750,000,000
Percentage issued							99.977%
Senior Notes [Member] | 3.15% Senior Unsecured Notes due 2026 [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value			$ 890,400,000	890,100,000
Interest rate			3.15%				3.15%
Aggregate principle amount							$ 900,000,000
Percentage issued							99.644%
Senior Notes [Member] | Initial Senior Unsecured Notes due 2046 [Member]
Debt Instrument [Line Items]
Interest rate							4.30%
Aggregate principle amount							$ 350,000,000
Percentage issued							99.783%
Senior Notes [Member] | Additional Senior Unsecured Notes due 2046 [Member]
Debt Instrument [Line Items]
Interest rate							4.30%
Aggregate principle amount							$ 200,000,000
Percentage issued							101.564%
Term Loan [Member]
Debt Instrument [Line Items]
Long-term borrowings, carrying value			$ 500,000,000	$ 500,000,000			$ 500,000,000
Line of Credit Facility, Current Borrowing Capacity							500,000,000
Debt Instrument, Term		3 years
Interest rate				1.87%
Annual effective rate				1.72%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 1,500,000,000					1,500,000,000	$ 1,500,000,000
Debt Instrument, Term	5 years	5 years
Revolving credit facility, extension option		1 year
Additional increase to the Credit Agreement							$ 500,000,000
Consolidated net leverage ratio covenant (less than)				3.50
Consolidated interest coverage ratio covenant (greater than)				3.50
Borrowings outstanding on line of credit				$ 0
Federal Funds Effective Swap Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Spread on variable rate				0.50%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Spread on variable rate				1.00%
Net Parent Investment
Debt Instrument [Line Items]
Cash dividend paid to Former Parent				$ 3,000,000,000
Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Annual facility fee on Revolving Credit Facility				0.09%
Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Annual facility fee on Revolving Credit Facility				0.25%